Other Accounts Receivable And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule of Other Accounts Receivable And Prepaid Expenses	The following table summarizes the composition of the Company’s other accounts receivable and prepaid expenses:
	December 31,
	2022	2023
Prepaid expenses	$4,262	$5,606
Government authorities	3,659	5,289
Related parties	3,077	3,178
Marketable securities and others	2,654	4,760
	$13,652	$18,833